Concentration and Risks (Tables)	6 Months Ended
Jun. 30, 2025
Customer concentration risk
Concentration and Risks
Schedule of concentration risk

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Percentage of the total revenue
Customer A [1]	13%	16%

	December 31,	June 30,
	2024	2025
		(Unaudited)
Percentage of the account receivables
Customer A [1]	81%	88%

[1] A related party of the Group

Supplier concentration Risk
Concentration and Risks
Schedule of concentration risk

	Six Months Ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Percentage of the total purchase
Supplier A	15%	12%

	December 31,	June 30,
	2024	2025
		(Unaudited)
Percentage of the account payables
Supplier A	16%	12%